UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

	Hennessy Balanced Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)
		Number of		% of
		Shares	Value	Net Assets
	COMMON STOCKS - 50.04%
	Consumer Discretionary - 6.77%
	Home Depot, Inc.	10,200	375,054	3.04%
	McDonalds Corp.	6,250	460,437	3.73%
			835,491	6.77%
	Consumer Staples - 7.46%
	Coca-Cola Co.	5,700	358,245	2.90%
	Kraft Foods, Inc.	18,400	562,488	4.56%
			920,733	7.46%
	Energy - 5.54%
	Chevron Corp.	7,200	683,496	5.54%
	Health Care - 11.38%
	Johnson & Johnson	5,050	301,839	2.45%
	Merck & Co., Inc.	15,200	504,184	4.09%
	Pfizer, Inc.	32,800	597,616	4.84%
			1,403,639	11.38%
	Industrials - 0.62%
	General Electric Co.	3,800	76,532	0.62%
	Information Technology - 2.18%
	Intel Corp.	12,550	269,323	2.18%
	Materials - 5.71%
	EI Du Pont de Nemours & Co.	13,900	704,452	5.71%
	Telecommunication Services - 10.38%
	AT&T, Inc.	21,600	594,432	4.82%
	Frontier Communications Corp.	2,628	24,099	0.19%
	Verizon Communications, Inc.	18,600	662,532	5.37%
			1,281,063	10.38%
	TOTAL COMMON STOCKS (Cost $5,719,713)		$6,174,729	50.04%

		Number of		% of
	SHORT-TERM INVESTMENTS - 49.97%	Shares	Value	Net Assets
	Money Market Funds - 9.00%
	Federated Government Obligation - Class I 0.02% (a)	494,698	494,698	4.01%
	Fidelity Government Portfolio - Institutional Class, 0.04% (a)	615,716	615,716	4.99%
	Total Money Market Funds (Cost $1,110,414)		$1,110,414	9.00%

		Principal		% of
		Amount	Value	Net Assets

	U.S. Treasury Bills - 40.97%
	5.000%, 02/15/2011 (b)	$ 1,300,000	1,302,539	10.56%
	0.875%, 04/30/2011 (b)	200,000	200,367	1.62%
	0.875%, 05/31/2011 (b)	300,000	300,715	2.44%
	5.000%, 08/15/2011 (b)	900,000	923,379	7.48%
	4.500%, 09/30/2011 (b)	900,000	925,524	7.50%
	0.280%, 11/17/2011 (b)	700,000	698,904	5.67%
	0.750%, 11/30/2011 (b)	700,000	703,008	5.70%
	Total U.S. Treasury Bills (Cost $5,052,762)		5,054,436	40.97%
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,163,176)		$6,164,850	49.97%

	Total Investments (Cost 11,882,889) - 100.01%		12,339,579	100.01%
	Liabilities in Excess of Other Assets - (0.01)%		(1,332)	(0.01)%
	TOTAL NET ASSETS - 100.00%		$12,338,247	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund's 7-day yield as of January 31, 2011
(b)	The rate listed is the discount rate at issue.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments	$11,886,850
Gross unrealized appreciation	649,091
Gross unrealized depreciation	(196,362)
Net unrealized appreciation	$452,729

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$835,491	$-	$-	835,491
Consumer Staples	920,733	-	-	920,733
Energy	683,496	-	-	683,496
Health Care	1,403,639	-	-	1,403,639
Industrials	76,532	-	-	76,532
Information Technology	269,323	-	-	269,323
Materials	704,452	-	-	704,452
Telecommunication Services	1,281,063	-	-	1,281,063
Total Common Stock	$6,174,729	$-	$-	$6,174,729

Short-Term Investments
Money Market Funds	$1,110,414	-	-	$1,110,414
U.S. Treasury Bills	-	$5,054,436	-	$5,054,436
Total Short-Term Investments	$1,110,414	$5,054,436	$-	$6,164,850

Total Investments in Securities	$7,285,143	$5,054,436	$-	$12,339,579

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

	Hennessy Total Return Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)
		Number of		% of
		Shares	Value	Net Assets
	COMMON STOCKS - 71.28%
	Consumer Discretionary - 7.68%
	Home Depot, Inc.	62,300	2,290,771	3.39%
	McDonalds Corp.	39,300	2,895,231	4.29%
			5,186,002	7.68%
	Consumer Staples - 9.61%
	Coca-Cola Co.	35,900	2,256,315	3.34%
	Kraft Foods, Inc.	138,500	4,233,945	6.27%
			6,490,260	9.61%
	Energy - 8.14%
	Chevron Corp.	57,900	5,496,447	8.14%
	Health Care - 19.55%
	Johnson & Johnson	69,800	4,171,946	6.18%
	Merck & Co., Inc.	127,900	4,242,443	6.28%
	Pfizer, Inc.	262,900	4,790,038	7.09%
			13,204,427	19.55%
	Information Technology - 5.07%
	Intel Corp.	159,500	3,422,870	5.07%
	Materials - 7.58%
	EI Du Pont de Nemours & Co.	101,000	5,118,680	7.58%
	Telecommunication Services - 13.65%
	AT&T, Inc.	153,000	4,210,560	6.24%
	Frontier Communications Corp.	9,576	87,812	0.13%
	Verizon Communications, Inc.	138,100	4,919,122	7.28%
			9,217,494	13.65%
	TOTAL COMMON STOCKS (Cost $44,304,810)		$48,136,180	71.28%

	SHORT-TERM INVESTMENTS - 62.21%
	Money Market Funds - 4.47%
	Fidelity Government Portfolio - Institutional Class, 0.04% (a)	3,015,009	3,015,009	4.47%
	Total Money Market Funds (Cost $3,015,009)		3,015,009	4.47%

		Principal		% of
		Amount	Value	Net Assets
	US Treasury Bills* - 57.74%
	0.155%, 2/17/2011 (b)	$ 15,000,000	14,999,334	22.21%
	0.100%, 3/17/2011 (b)	13,000,000	12,998,093	19.25%
	0.060%, 4/14/2011 (b)	11,000,000	10,997,030	16.28%
	Total US Treasury Bills (Cost $38,994,512)		$38,994,457	57.74%
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,009,521)		$42,009,466	62.21%

	Total Investments (Cost 86,314,331) - 133.49%		90,145,646	133.49%
	Liabilities in Excess of Other Assets - (33.49)%		(22,615,133)	(33.49)%
	TOTAL NET ASSETS - 100.00%		$67,530,513	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund's 7-day yield as of January 31, 2011
(b)	The rate listed is the discount rate at issue.
*	Collateral or partial collateral for reverse repurchase agreements.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments	$86,503,683
Gross unrealized appreciation	4,988,716
Gross unrealized depreciation	(1,346,753)
Net unrealized appreciation	$3,641,963

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,186,002	$-	$-	5,186,002
Consumer Staples	6,490,260	-	-	6,490,260
Energy	5,496,447	-	-	5,496,447
Health Care	13,204,427	-	-	13,204,427
Information Technology	3,422,870	-	-	3,422,870
Materials	5,118,680	-	-	5,118,680
Telecommunication Services	9,217,494	-	-	9,217,494
Total Common Stock	$48,136,180	$-	$-	$48,136,180

Short-Term Investments
Money Market Funds	$3,015,009	-	-	$3,015,009
U.S. Treasury Bills	-	$38,994,457	-	$38,994,457
Total Short-Term Investments	$3,015,009	$38,994,457	$-	$42,009,466

Total Investments in Securities	$51,151,189	$38,994,457	$-	$90,145,646

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Total Return Fund
Schedule of Reverse Repurchase Agreements
January 31, 2011 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
UBS Financial Services, Inc.	0.28%	1/3/2011	2/17/2011	$ 8,097,263	$ 9,000,000
UBS Financial Services, Inc.	0.35%	1/3/2011	3/17/2011	$ 6,298,214	$ 7,000,000
UBS Financial Services, Inc.	0.35%	1/21/2011	4/14/2011	$ 8,096,287	$ 9,000,000
				$ 22,491,764	$ 25,000,000

As of January 31, 2011, the fair value of securities held as collateral on reverse repurchase agreeements was $38,994,457 as noted on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date        3/31/11